Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Components of Inventories
Inventories consist of the following:

	Yen in millions
	March 31,
	2019	2020
Finished goods	1,746,159	1,517,173
Raw materials	475,504	485,069
Work in process	324,921	315,139
Supplies and other	109,812	117,537

Total	2,656,396	2,434,918